Compensation and benefits	6 Months Ended
Jun. 30, 2016
Compensation and benefits
11 Compensation and benefits
in	2Q16	1Q16	2Q15	6M16	6M15
Compensation and benefits (CHF million)
Salaries and variable compensation	2,367	2,166	2,474	4,533	5,091
Social security	211	147	274	358	465
Other [1]	156	169	166	325	334
Compensation and benefits	2,734	2,482	2,914	5,216	5,890
1 Includes pension and other post-retirement expense of CHF 80 million, CHF 79 million, CHF 82 million, CHF 159 million and CHF 172 million in 2Q16, 1Q16, 2Q15, 6M16 and 6M15, respectively.